Investment in Joint Ventures And Majority Owned Subsidiaries (Details1) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017
Schedule Of Equity Method Investments [Line Items]
Investment in VAST LLC	$ 22,192	$ 16,840
VAST LLC
Schedule Of Equity Method Investments [Line Items]
Investment in VAST LLC	22,192	16,840
SAL LLC
Schedule Of Equity Method Investments [Line Items]
Other Current Liabilities	$ 458	$ 463